Other Assets	12 Months Ended
Dec. 31, 2011
Other Assets
Other Assets

7. Other Assets

Other assets of $1,922,631 and $2,106,460 at December 31, 2010 and 2011, respectively, include deferred financing costs of $1,491,306 and $2,100,277 and deferred offering costs of $425,142 and $0 at December 31, 2010 and 2011, respectively, and utility deposits related to the leased office space of $6,183 at December 31, 2010 and 2011.

The deferred financing costs comprise:

January 1, 2010	$1,374,394
Additions	1,024,222
Amortization	(907,310)
December 31, 2010	$1,491,306
Additions	2,111,492
Amortization	(1,502,521)
December 31, 2011	$2,100,277